SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)		6 Months Ended		12 Months Ended
		Jun. 30, 2021		Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cost		$ 66,213,000		$ 61,538,000
Accumulated amortization		(40,383,000)		(36,720,000)
Opening net book value		25,830,000		24,818,000
Additions		4,399,000	[1]	7,668,000
Reclassification
Depletion and amortization		(3,711)		(4,792)
Increase (decrease) through net exchange differences, property, plant and equipment	[2]	226,000		(1,864,000)
Closing net book value		26,744,000		25,830,000
Cost		71,382,000		66,213,000
Accumulated amortization		(44,638,000)		(40,383,000)
Mining Properties [Member]
IfrsStatementLineItems [Line Items]
Cost		36,400,000		31,774,000
Accumulated amortization		(21,930,000)		(20,198,000)
Opening net book value		14,470,000		11,576,000
Additions		2,020,000	[1]	1,416,000
Reclassification		574,000		4,046,000
Depletion and amortization		(2,074)		(2,191)
Increase (decrease) through net exchange differences, property, plant and equipment	[2]	125,000		(377,000)
Closing net book value		15,115,000		14,470,000
Cost		39,476,000		36,400,000
Accumulated amortization		(24,361,000)		(21,930,000)
Mining Equipment [Member]
IfrsStatementLineItems [Line Items]
Cost		21,576,000		16,887,000
Accumulated amortization		(12,687,000)		(11,267,000)
Opening net book value		8,889,000		5,620,000
Additions		207,000	[1]	1,873,000
Reclassification		207,000		3,333,000
Depletion and amortization		(1,384)		(2,101)
Increase (decrease) through net exchange differences, property, plant and equipment	[2]	51,000		164,000
Closing net book value		7,970,000		8,889,000
Cost		22,187,000		21,576,000
Accumulated amortization		(14,217,000)		(12,687,000)
Processing Equipment [Member]
IfrsStatementLineItems [Line Items]
Cost		6,075,000		6,160,000
Accumulated amortization		(5,079,000)		(5,036,000)
Opening net book value		996,000		1,124,000
Additions		207,000	[1]	673,000
Reclassification		18,000
Depletion and amortization		(131)		(298)
Increase (decrease) through net exchange differences, property, plant and equipment	[2]	8,000		(503,000)
Closing net book value		1,098,000		996,000
Cost		6,348,000		6,075,000
Accumulated amortization		(5,250,000)		(5,079,000)
Assets Under Construction [Member]
IfrsStatementLineItems [Line Items]
Cost		522,000		5,071,000
Accumulated amortization
Opening net book value		522,000		5,071,000
Additions		1,952,000	[1]	3,658,000
Reclassification		(799,000)		(7,325,000)
Depletion and amortization
Increase (decrease) through net exchange differences, property, plant and equipment	[2]	25,000		(882,000)
Closing net book value		1,700,000		522,000
Cost		1,700,000		522,000
Accumulated amortization
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Cost		1,640,000		1,646,000
Accumulated amortization		(687,000)		(219,000)
Opening net book value		953,000		1,427,000
Additions		13,000	[1]	48,000
Reclassification				(54,000)
Depletion and amortization		(122)		(202)
Increase (decrease) through net exchange differences, property, plant and equipment	[2]	17,000		(266,000)
Closing net book value		861,000		953,000
Cost		1,671,000		1,640,000
Accumulated amortization		$ (810,000)		$ (687,000)

[1]	During the six months ended June 30, 2021, the Company incurred $1,952 in sustaining capital expenditures recorded as assets under construction (June 30, 2020: $2,707), primarily relating to ventilation and dewatering systems at the Platosa Mine. The associated assets will be reclassified to their appropriate asset class when commissioned.
[2]	Unrealized foreign exchange losses on translation of Mexican peso assets at the period-end exchange rate.